CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Cash flows from operating activities
Net income	$ 4,278,949	$ 547,817	$ 2,926,893	$ 2,810,210
Adjustments for:
Depreciation and amortization	60,849	7,790	54,714	36,436
Expected credit loss expenses	18,080	2,315	15,619	3,200
Share of loss from equity method investments	13,497	1,728	17,752	0
Impairment from other non-current assets	0	0	77,217	0
Foreign exchange (gains)/losses	(66,032)	(8,454)	133,124	(138,234)
Share-based compensation	290,831	37,234	204,529	98,913
Realized gain from short-term investments	(68,323)	(8,747)	(23,059)
Unrealized gain from short-term investments	(58,950)	(7,547)	(1,728)	(26)
Deferred income tax benefit	(14,769)	(1,891)	(52,112)	(21,431)
Amortization of right-of-use assets	110,357	14,129	94,933	83,695
Changes in operating assets:
Net (increase)/decrease in securities purchased under agreements to resell	(101,039)	(12,936)	74,203	(106,203)
Net (increase)/decrease in loans and advances	(5,852,341)	(749,253)	2,858,601	(10,765,123)
Net (increase)/decrease in accounts receivable from clients and brokers	945,661	121,069	1,936,445	(1,847,898)
Net increase in accounts receivable from clearing organizations	(1,177,840)	(150,794)	(1,101,912)	(717,193)
Net decrease / (increase) in accounts receivable from fund management companies and fund distributors	(72,605)	(9,295)	(6,746)	225,282
Net (increase)/decrease in interest receivable	9,737	1,247	(199,714)	(30,953)
Net increase in prepaid assets	(9,929)	(1,271)	(8,904)	(6,653)
Net increase in other assets	(287,513)	(36,809)	(445,903)	(105,145)
Changes in operating liabilities:
Net (decrease)/increase in amounts due to related parties	17,593	2,252	3,690	(37,983)
Net increase/(decrease) in accounts payable to clients and brokers	(4,613,791)	(590,686)	2,297,647	16,130,249
Net increase/(decrease) in accounts payable to clearing organizations	(27,771)	(3,555)	(341,915)	69,516
Net (decrease)/increase in accounts payable to fund management companies and fund distributors	84,774	10,853	34,111	(70,752)
Net increase in payroll and welfare payable	307,192	39,329	337,237	213,981
Net increase/(decrease) in interest payable	34,245	4,384	(5,495)	9,866
Net decrease in operating lease liabilities	(107,528)	(13,766)	(93,093)	(79,544)
Net decrease in securities sold under agreements to repurchase			(4,467,861)	(985,176)
Net increase/(decrease) in other liabilities	(50,730)	(6,495)	(843,342)	1,242,937
Net cash generated from/(used in) operating activities	(6,337,396)	(811,352)	3,474,931	6,011,971
Cash flows from investing activities
Purchase of property and equipment and intangible assets	(77,763)	(9,956)	(90,520)	(70,456)
Purchase of short-term investments	(4,755,173)	(608,787)	(4,061,490)	(1,169,715)
Proceeds from disposal of short-term investments	2,417,221	309,468	4,590,834
Acquisition of long-term investments	(11,767)	(1,506)	(235,434)	(23,394)
Placement of term deposits	(29,282)	(3,749)
Maturity of term deposits	29,882	3,826		300,000
Cash paid for acquisitions, net of cash acquired	(17,536)	(2,245)	(109,531)
Net cash (used in)/generated from investing activities	(2,444,418)	(312,949)	93,859	(963,565)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs				10,856,524
Proceeds from exercise of employee share options	11,616	1,487	16,332	23,492
Purchase of treasury stocks	(874,692)	(111,984)	(3,145,810)	(1,178,755)
IPO loan borrowings (net)				(300,199)
Proceeds from other borrowings	79,581,200	10,188,480	70,806,177	53,483,435
Repayment of other borrowings	(76,410,167)	(9,782,505)	(74,686,220)	(52,313,417)
Payment of other financing expenses				(16,862)
Net cash generated from/ (used in) financing activities	2,307,957	295,478	(7,009,521)	10,554,218
Effect of exchange rate changes on cash, cash equivalents and restricted cash	66,352	8,495	(135,196)	167,130
Net increase/(decrease) in cash, cash equivalents and restricted cash	(6,407,505)	(820,328)	(3,575,927)	15,769,754
Cash, cash equivalents and restricted cash at beginning of the year	55,715,585	7,133,055	59,291,512	43,521,758
Cash, cash equivalents and restricted cash at end of the Year	49,308,080	6,312,727	55,715,585	59,291,512
Cash, cash equivalents and restricted cash
Cash and cash equivalents	4,937,538		5,028,898	4,555,096
Cash held on behalf of clients	44,369,310		50,685,472	54,734,351
Restricted cash	1,232		1,215	2,065
Cash, cash equivalents and restricted cash at end of the year	49,308,080		55,715,585	59,291,512
Supplemental disclosure
Interest paid	(876,514)	(112,217)	(297,998)	(367,036)
Income tax paid	(698,821)	(89,467)	(694,973)	(102,890)
Cash paid for amounts include in operating lease liabilities	$ (128,160)	$ (16,408)	$ (106,497)	$ (89,427)